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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                  OMB Number: 3235-0582 Expires: April 30, 2009

                                    FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number: 0001011996
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Registrant:  STAAR Investment Trust
             604 McKnight Park Dr., Pittsburgh, PA 15237
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Name and address of agent for service: Thomas Sweeney, P.O. Box 82637,
                                       Pittsburgh, PA 15218
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Registrant's telephone number, including area code: 412-367-9076
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Date of fiscal year end: December 31
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Date of reporting period: July 1, 2007 - June 30, 2008
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PROXY VOTING POLICY:

                   Regarding STAAR Investment Trust Management
                         STAAR Financial Advisors, Inc.
                           10/17/05 as amended 12/3/07

         The Investment Manager(s) of Fund Portfolios apply the following Policies and Procedures regarding Proxy Voting:

         Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generally vote as recommended by the Directors of the fund owned by the Trust unless there is some issue concerning the Directors' recommendations that the Manager(s) think might adversely affect shareholders.
         If the manager(s) become aware of a proxy issue that, in their best judgment, has the potential to harm the shareholders of the Trust, the manager(s) may vote accordingly.
         In general, the same policies will be applied to other securities. Generally The STAAR Funds own an extremely small amount of the outstanding shares of any security.
         If the Manager(s) think directors of any security have enacted policies adversely affecting our shareholders, they may elect to sell that security regardless of current performance.

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PROXY VOTING RECORDS

(a) Issuer: Washington Mutual Investors Fd F
(b) Ticker symbol:  WSHFX
(c) CUSIP: 939330403
(d) Shareholder meeting date: 12/10/07
(e) Matter voted on: Election of Directors, Ratification of Independent Public Accountant
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter:  Yes
(h) How the registrant cast its vote: For
(i) Whether the registrant cast its vote for or against management: For

(a) Issuer: Huntington Trust Prime Obligations Fund
(b) Ticker symbol:
(c) CUSIP: 60934N203
(d) Shareholder meeting date: 2/26/2008
(e) Matter voted on: Election of Directors
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter: Yes
(h) How the registrant cast its vote: For
(i) Whether the registrant cast its vote for or against management: For

(a) Issuer: PIMCO Corporate Opportunity Fd-Common
(b) Ticker symbol:  PTY
(c) CUSIP: 72201B101
(d) Shareholder meeting date: 4/2/08
(e) Matter voted on: Election of Director
(f) Proposed by the issuer or by a security holder:  Issuer
(g) Whether the registrant cast its vote on the matter: Yes
(h) How the registrant cast its vote: For
(i) Whether the registrant cast its vote for or against management: For

(a) Issuer: Nationwide Small Cap Fund A
(b) Ticker symbol:  GSXAX
(c) CUSIP: 63867U160
(d) Shareholder meeting date: June 6, 2008
(e) Matter voted on: Reorganization into Aberdeen Funds. No significant change in management or objectives.
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter: Yes
(h) How the registrant cast its vote: For
(i) Whether the registrant cast its vote for or against management: For

(a) Issuer: Pengrowth Energy Trust
(b) Ticker symbol: PGH
(c) CUSIP: 453347983980
(d) Shareholder meeting date: June 17, 2008
(e) Matter voted on: Appointment of Auditors, election of Directors, Amendments to increase aggregate units and a special class of unit to facilitate mergers, permit unitholders to elect not to receive paper communications.
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter: Yes
(h) How the registrant cast its vote: For on all matters
(i) Whether the registrant cast its vote for or against management: For

(a) Issuer: Fundamental Investors Fund Class F
(b) Ticker symbol: AFIFX
(c) CUSIP: 457012312356
(d) Shareholder meeting date: 8/7/08
(e) Matter voted on: Election of Directors
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter: Yes
(h) How the registrant cast its vote: For
(i) Whether the registrant cast its vote for or against management: For

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STAAR Investment Trust

By (Signature and Title): /s/ J. Andre Weisbrod
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J. Andre Weisbrod, Chairman of the Board of Trustees
Date: 07/2/2008
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By (Signature and Title): /s/ Kevin Kilgus
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Kevin Kilgus, Compliance Officer
Date: 07/2/2008
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By (Signature and Title): /s/ Richard Levkoy
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Independent Trustee
Date: 07/2/2008
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